File Nos. 33-35604
                                                                       811-6126

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X ]


      Pre-Effective Amendment No.                                       [  ]


      Post-Effective Amendment No. 15                                   [X ]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X ]

      Amendment No. 15                                                  [X ]

                             (Check appropriate box or boxes.)


                      DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
                     (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                     Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                   New York, New York 10166
                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----
        X   on February 1, 2004 pursuant to paragraph (b)
      ----
            60 days after filing pursuant to paragraph (a)(i)
      ----
            on   (date)   pursuant to paragraph (a)(i)
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----

            on   (date)   pursuant to paragraph (a)(ii) of Rule 485

      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----

Dreyfus Pennsylvania Municipal
Money Market Fund

Seeks current income exempt from federal and Pennsylvania state income taxes by investing in short-term, high quality municipal obligations


PROSPECTUS February 1, 2004


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY


Contents


The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2

Past Performance                                                             3

Expenses                                                                     4

Management                                                                   5

Financial Highlights                                                         6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                             7

Distributions and Taxes                                                     10

Services for Fund Investors                                                 11

Instructions for Regular Accounts                                           12

For More Information
--------------------------------------------------------------------------------

SEE BACK COVER.



Dreyfus Pennsylvania Municipal
Money Market Fund
----------------------
Ticker Symbol: DPAXX

The Fund

GOAL/APPROACH


The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable Pennsylvania municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to Pennsylvania state income tax, but not federal income tax.

Although the fund's objective is to generate income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable obligations and municipal obligations that pay income exempt only from federal personal income tax.



Concepts to understand


MUNICIPAL OBLIGATIONS: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


The Fund  1


MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield

* Pennsylvania's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

* any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.


The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.


Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


2.81    3.48    2.94    3.07    2.95    2.66    3.49    2.39    0.88     0.46
94      95      96      97      98      99      00      01      02       03



BEST QUARTER:                    Q2 '95                         +0.93%


WORST QUARTER:                   Q3 '03                         +0.07%


--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/03


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


0.46%                              1.97%                           2.51%

The fund's 7-day yield on 12/31/03 was 0.52%. For the fund's current 7-day yield, please call toll-free 1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.


From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the yield of the fund because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Shareholder services fee                                                0.04%


Other expenses                                                          0.19%
--------------------------------------------------------------------------------

TOTAL                                                                   0.73%
--------------------------------------------------------------------------------


Expense example

1 Year                    3 Years             5 Years               10 Years
--------------------------------------------------------------------------------


$75                        $233                $406                   $906


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

4


MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $167 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.5 trillion of assets under management, administration or custody, including approximately $657 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



The Fund 5



FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated.
"Total return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young
LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                             YEAR ENDED SEPTEMBER 30,


                                                                                2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .006       .010      .029       .033       .026

 Distributions:          Dividends from investment income -- net                (.006)     (.010)    (.029)     (.033)     (.026)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .57       1.04      2.95       3.32       2.60
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .73        .71       .65        .67        .65

 Ratio of net investment income to average net assets                             .57       1.04      2.91       3.25       2.57
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         79,501     80,625    94,920     93,058    103,298


6


Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.




Minimum investments

                               Initial                Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $2,500                 $100
                                                      $500 FOR DREYFUS
                                                      TELETRANSFER INVESTMENTS

DREYFUS AUTOMATIC              $100                   $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult a representative of your financial institution for further information.



Your Investment 7


ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares


Limitations on selling shares by phone  or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be  signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8


General policies

UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

THE FUND RESERVES THE RIGHT TO:



* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

The fund may also process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment 9


DISTRIBUTIONS AND TAXES

THE FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

THE FUND ANTICIPATES that virtually all dividends paid to you will be exempt from federal and Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

FOR PENNSYLVANIA PERSONAL INCOME TAX PURPOSES, distributions derived from interest on municipal securities of Pennsylvania issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Pennsylvania personal income tax.

THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.


10

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC                 For making automatic investments
ASSET BUILDER((reg.tm))           from a designated bank account.

DREYFUS PAYROLL                   For making automatic investments
SAVINGS PLAN                      through a payroll deduction.

DREYFUS GOVERNMENT                For making automatic investments
DIRECT DEPOSIT                    from your federal employment,
PRIVILEGE                         Social Security or other regular
                                  federal government check.

DREYFUS DIVIDEND                  For automatically reinvesting the
SWEEP                             dividends and distributions from
                                  one Dreyfus fund into another
                                  (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                     For making regular exchanges
EXCHANGE PRIVILEGE                from one Dreyfus fund into
                                  another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                 For making regular withdrawals
WITHDRAWAL PLAN                   from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE SHARES worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express((reg.tm)) voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.

Your Investment 11


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA
02205-8501



           By Telephone


WIRE Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions


   * ABA# 021000018

   * DDA# 8900052724

   * the fund name


   * your account number


   * name(s) of investor(s)


Return your application with the account number on the application.



WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900052724

* the fund name

* your account number

* name(s) of investor(s)


ELECTRONIC CHECK Same as wire, but insert "111" before your 14-digit account number.


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.
1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:
THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12


INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

      Online (www.dreyfus.com)

            ----------------


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

Your Investment 13


For More Information

Dreyfus Pennsylvania Municipal
Money Market Fund
-------------------------------------
SEC file number:  811-6126

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2004 Dreyfus Service Corporation                                 104P0204



 ------------------------------------------------------------------------------
                DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 1, 2004

 ------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of
 Dreyfus Pennsylvania Municipal Money Market Fund (the "Fund"), dated February
    1, 2004, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com web site, or call one of the following numbers:


                          Call Toll Free 1-800-645-6561
                     In New York City -- Call 1-718-895-1206
                      Outside the U.S. -- Call 516-794-5452

         The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of
  Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS
                                      PAGE


    Description of the Fund..............................................B-2
     Management of the Fund..............................................B-9
    Management Arrangements..............................................B-13
    How to Buy Shares....................................................B-16
    Shareholder Services Plan............................................B-18
    How to Redeem Shares.................................................B-19
    Shareholder Services.................................................B-21
    Determination of Net Asset Value.....................................B-24
    Dividends, Distributions and Taxes...................................B-25
    Portfolio Transactions...............................................B-27
    Yield Information....................................................B-28
    Information About the Fund...........................................B-29
    Counsel and Independent Auditors.....................................B-30
    Appendix A...........................................................B-30
    Appendix B...........................................................B-46




                           DESCRIPTION OF THE FUND

     The Fund is a Massachusetts business trust that commenced operations on July 16, 1990. The Fund is an open-end, management investment company, known as a municipal money market mutual fund. As a municipal fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Bonds").


     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.


     MUNICIPAL BONDS. As a fundamental policy, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Bonds of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and certain other specified securities that provide income exempt from Federal and Commonwealth of Pennsylvania personal income taxes (collectively, "Pennsylvania Municipal Bonds"). To the extent acceptable Pennsylvania Municipal Bonds are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Bonds. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest.


      The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bonds market, size of a particular offering, maturity of the obligation, and rating of the issue.

      Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). The Fund may invest without limitation in such Municipal Bonds if the Manager determines that their purchase is consistent with the Fund's investment objective.

CERTAIN TAX EXEMPT OBLIGATIONS. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.


STAND-BY COMMITMENTS. The Fund may acquire "stand-by commitments" with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.


DERIVATIVE PRODUCTS. The Fund may purchase various derivative products whose value is tied to underlying Municipal Bonds. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The principal types of derivative products are described below.

     (1) TAX EXEMPT PARTICIPATION INTERESTS. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Bond in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Bond. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

     (2) TENDER OPTION BONDS. Tender option bonds grant the holder an option to tender an underlying Municipal Bond at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

     (3) CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Bond deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

     (4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.


RATINGS OF MUNICIPAL BONDS. The Fund may invest only in those Municipal Bonds which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined by the Manager in accordance with procedures established by the Fund's Board.

      The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for the fiscal year ended September 30, 2003, computed on a monthly basis, was as follows:


                          Moody's               Standard &
 Fitch Ratings       Investors Service,       Poor's Ratings      Percentage
   ("Fitch")     or   Inc. ("Moody's")  or   Services ("S&P")      of Value
-----------------    -------------------    --------------------  -----------

F-1+/F-1             VMIG 1/MIG 1, P-1      SP-1+/SP-1, A1+/A1     47.5%
AAA/AA/A             Aaa/Aa/A               AAA/AA/A               35.7%
Not Rated            Not Rated              Not Rated                16.8% (1)

                                                                   100.0%


________________________
(1)   Included in the not rated category are securities comprising 16.8% of
the Fund's market value which, while not rated,       have been determined by
the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 rating category.

      If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Bonds ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

      To the extent the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Bonds may change as a result of changes in such organization or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Fund's Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

      TAXABLE INVESTMENTS. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the Fund has adopted a temporary defensive position, including when acceptable Pennsylvania Municipal Bonds are unavailable for investment by the Fund, in excess of 20% of the Fund's net assets may be invested in securities that are not exempt from Pennsylvania income taxes. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

      ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      BORROWING MONEY. The Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

      FORWARD COMMITMENTS. The Fund may purchase Municipal Bonds and other securities on a forward commitment, when-issued, or delayed delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.


      Municipal Bonds and other securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value (generally changing in the same way, i.e. appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued, or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS


INVESTING IN MUNICIPAL BONDS. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. The Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.


      Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce the available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

      INVESTING IN PENNSYLVANIA MUNICIPAL BONDS. Since the Fund is concentrated in securities issued by Pennsylvania or entities within Pennsylvania, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Bonds. You should review the information in "Appendix A" which provides a brief summary of special investment considerations and risk factors relating to investing in Pennsylvania Municipal Bonds.



INVESTMENT RESTRICTIONS


      The Fund's investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Pennsylvania Municipal Bonds (or other investments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

      1. Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined previously and in the Prospectus.


      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4.    Sell securities short or purchase securities on margin.

      5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein.

      7. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9.    Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      For purposes of Investment Restriction No. 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."


      If a percentage restriction is adhered to at the time of investment, a later change in such percentage resulting from a change in values or assets will not constitute a violation of such restriction.





                            MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      The Bank of New York........................Custodian

BOARD MEMBERS OF THE FUND1

      Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.


Name  (Age)                    Principal Occupation

POSITION WITH FUND             DURING PAST 5 YEARS   OTHER BOARD MEMBERSHIPS AND
(SINCE)                                              AFFILIATIONS

Joseph S. DiMartino (60) Corporate Director and      The Muscular Dystrophy Association,
Chairman of the Board    Trustee                     Director
(1995)                                               Levcor International, Inc., an apparel
                                                        fabric processor, DIRECTOR
                                                     Century Business Services, Inc., a
                                                        provider of outsourcing functions
                                                        for small and medium size
                                                        companies, DIRECTOR
                                                     The Newark Group, a provider of a
                                                        national market of paper recovery
                                                        facilities, paperboard mills and
                                                        paperboard converting plants,
                                                        DIRECTOR


David W. Burke (67)      Corporate Director and      John F. Kennedy Library Foundation,
Board Member             Trustee                     DIRECTOR
(1994)                                               U.S.S. Constitution Museum, DIRECTOR


Samuel Chase (71)        Corporate Director and      None
Board Member             Trustee
(1991)


Gordon J. Davis (62)     Partner in the law firm of  Consolidated Edison, Inc., a utility
Board Member               LeBoeuf, Lamb, Greene &   company,
(1995)                     MacRae, LLP                  DIRECTOR
                                                     Phoenix Companies, Inc., a life
                         President, Lincoln Center   insurance company,
                           for the Performing Arts,     DIRECTOR
                           Inc. (2001)               Board Member/Trustee for several
                                                     not-for-
                                                        profit groups


Joni Evans (61)          Senior Vice President of    None
Board Member             the William Morris Agency
(1991)


Arnold S. Hiatt (76)     Chairman of The Stride      Isabella Stewart Gardner Museum,
Board Member             Rite Charitable Foundation  TRUSTEE
(1991)                                               John Merck Fund, a charitable trust,
                                                     TRUSTEE
                                                     Business for Social Responsibility,
                                                     CHAIRMAN


Burton N. Wallack (53)   President and co-owner of   None
Board Member               Wallack Management
(1991)                     Company, a real estate
                           management company


--------
1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.



      Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each composed of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's
Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund's investments. The Fund's audit committee met five times and the compensation committee met once during the fiscal year ended September 30, 2003. The nominating and evaluation committees did not meet during the last fiscal year.

      The table that follows indicates the dollar range of each Board member's ownership of Fund's shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2003
      .
                                                     Aggregate Holding of
                                                           Funds in
                                                    the Dreyfus Family of
                                   FUND                Funds for which
NAME OF BOARD MEMBER                               Responsible as a Board
                                                            MEMBER


Joseph S. DiMartino                None                 Over $100,000

David W. Burke                     None                 Over $100,000

Samuel Chase                       None                     None



Gordon J. Davis                    None                   $1-$10,000


Joni Evans                         None                      None


Arnold S. Hiatt                    None                      None

Burton N. Wallack                  None                      None


      As of December 31, 2003, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment Company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      The Fund typically pays its Board members its allocated portion of an annual retainer of $30,000 and a per meeting fee of $4,000 (with a minimum of $500 per meting and per telephone meeting) attended for the Fund and 11 other funds (comprised of 15 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended September 30, 2003, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2003, pursuant to the compensation schedule then in effect, were as follows:

                                                 Total Compensation From



                             Aggregate           the Fund and Fund
     Name of Board Member    Compensation        Complex Paid to Board
                             From the Fund*      Member(**)

     Joseph S. DiMartino     $ 1,250             $ 800,306 (191)

     David W. Burke          $ 1,000             $ 283,744 (69)


     Samuel Chase            $ 1,000             $ 48,750  (15)


     Gordon J. Davis         $ 1,000             $ 98,750  (26)


     Joni Evans              $ 1,000             $ 48,750  (15)


     Arnold S. Hiatt         $ 1,000             $  48,750 (15)


     Burton N. Wallack       $ 1,000             $  48,750 (15)



_____________________

*     Amount does not include reimbursed expenses for attending Board
meetings, which amounted to $2,016 for all Board members as a     group.


**    Represents the number of separate portfolios comprising the investment
companies in the Fund Complex, including the Fund, for      which the Board
member serves.


OFFICERS OF THE FUND


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.  Chairman of the Board, Chief
      Executive Officer, and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.  Chief
      Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.  Executive Vice President,
      Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000. Associate General Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate General
      Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate
      General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director-Mutual Fund
      Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.  Senior Accounting
      Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios). He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Funds
      Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998.


      The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.


      As of January 9, 2004, the Fund's Board members and officers, as a group, did not own any outstanding shares of the Fund.

      As of January 9, 2004, the following shareholders were known to own of record 5% or more of the outstanding shares of the Fund: Pershing, Richard Martini/MM Clearing, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0002 (13.8953%); Fiserv Securities, Inc., 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (7.3312%); and Philip E. Tobias & Charlotte Tobias, JT TEN, 1872 Watson Rd., Abington, PA 19001-2005 (5.4598%).



                           MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      In approving the current Agreement, the Fund's Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.


      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Manager manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board.
The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Joseph P. Darcy,
A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Bill Vasiliou, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services including, without limitation, telephone and personnel expenses, costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal years ended September 30, 2001, 2002 and 2003, the management fees paid by the Fund amounted to $508,318, $478,172 and $415,373, respectively.


      The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10007, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                              HOW TO BUY SHARES


      GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Third parties may receive payments from the Manager in connection with their offering of Fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the Fund instead of other mutual funds where such payments are not received. Please consult a representative of your financial institution for further information.


      Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.


      The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.


      Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share is determined as of 12:00 Noon, Eastern time, on each day the New York Stock Exchange is open for regular business. The Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

      If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.


      Qualified institutions may place telephone orders for the purchase of Fund shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.


      USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer ("Selected Dealer") and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Selected Dealer, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account, which will subject the purchase order to a processing delay. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TELETRANSFER purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the share price determined on the second bank business day following such purchase order. To qualify to use Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."


      TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of share certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

      There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund understands that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from your account, which on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described in the Fund's Prospectus or this Statement of Additional Information.

      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                          SHAREHOLDER SERVICES PLAN

      The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


      For the fiscal year ended September 30, 2003, the Fund paid $32,963 pursuant to the Plan.



                             HOW TO REDEEM SHARES

      GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus-AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the DREYFUS-AUTOMATIC Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      CHECKWRITING PRIVILEGE. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

      WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to 12:00 Noon, Eastern time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."

      SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                             SHAREHOLDER SERVICES

      FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


      To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

      To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone, or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice-response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged by telephone or online. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or of shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts.
With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.


      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting the Dreyfus.com web site. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


      DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      DREYFUS STEP PROGRAM. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

      DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

      A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

      B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


      C. Dividends and distributions paid by a fund that charges a sales load may be invested may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account.
Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which share certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

                       DETERMINATION OF NET ASSET VALUE

      AMORTIZED COST PRICING. The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values the Fund's investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

      The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                         DIVIDENDS, DISTRIBUTIONS AND TAXES



      Management believes that the Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended September 30, 2003. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

      If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

      Dividends paid by the Fund will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the dividends are attributable to interest received by the Fund from its investments in Pennsylvania Municipal Bonds and U.S. Government obligations, including obligations issued by U.S. possessions. Dividends or distributions paid by the Fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax.

      Dividends paid by the Fund which are considered "exempt-interest dividends" for Federal income tax purposes are not subject to the Pennsylvania Corporate Net Income Tax, but other dividends or distributions paid by the Fund may be subject to that tax. An additional deduction from Pennsylvania taxable income is permitted for dividends or distributions paid by the Fund attributable to interest from the Fund's investments in Pennsylvania Municipal Bonds and U.S. Government obligations to the extent included in Federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the Federal income tax return that would not have been allowed under the Code if the interest were exempt from Federal income tax. It is the current position of the Department of Revenue of the Commonwealth of Pennsylvania that Fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Fund shares attributable to the Fund's investments in Pennsylvania Municipal Bonds and U.S. Government obligations, including obligations issued by U.S. possessions) for the purpose of determining a corporation's capital stock value subject to the Pennsylvania Capital Stock/Franchise Tax. Shares of the Fund are exempt from Pennsylvania county personal property taxes to the extent that the Fund's portfolio consists of Pennsylvania Municipal Bonds and U.S. Government obligations, including obligations issued by U.S. possessions.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

                            PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased from and sold to parties acting as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchase and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

      Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds managed by the Manager or its affiliates.

      Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.


                              YIELD INFORMATION


      For the seven-day period ended September 30, 2003, the Fund's yield and its effective yield was 0.41%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Based upon a combined 2003 Federal and Pennsylvania personal income tax rate of 36.82%, the Fund's tax equivalent yield for the seven-day period ended September 30, 2003 was 0.65%. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.

      The tax equivalent yield noted above represents the application of the highest Federal and Commonwealth of Pennsylvania marginal personal income tax rates in effect during 2003. For Federal income tax purposes, a 35.0% tax rate has been used. For Pennsylvania personal income tax purposes, a 2.8% tax rate has been used. The tax equivalent figure, however, does not include the potential effect of any local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rates or yields. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.


      Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

      From time to time, the Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as being representative of the Fund's past or future performance.

      Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Lipper Leaders Ratings, Bank Rate Monitor(TM), iMoneyNet, Inc.'s Money Fund Report, Morningstar, Inc. and other indices and industry publications. From time to time, advertising materials for the Fund also may refer to or discuss then-current or past economic conditions, developments and/or events, actual or proposed tax legislation or to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.

                          INFORMATION ABOUT THE FUND


      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

      The Fund will send annual and semi-annual financial statements to all its shareholders.

                       COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.



                                  APPENDIX A

         RISK FACTORS--INVESTING IN PENNSYLVANIA MUNICIPAL OBLIGATIONS


      The Commonwealth had been historically identified as a heavy industry state, although declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy over the last thirty years. Current major sources of economic growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.

      Pennsylvania's agricultural industries are an important component of the Commonwealth's economic structure, accounting for more than $5.1 billion in crop and livestock products annually. In 2001, agribusiness and food related industries reached record export sales approaching $1 billion. Over 59,000 farms form the backbone of the State's agricultural economy. Farmland in Pennsylvania includes over four million acres of harvested cropland and four million acres of pasture and farm woodlands - nearly one-third of the Commonwealth's total land area.

      Pennsylvania's extensive public and private forests provide a vast source of material for the lumber, furniture and paper products industries. The forestry and related industries accounts for 1.5% of employment with economic activity of nearly $4.5 billion in domestic and international trade. Additionally, the Commonwealth derives a good water supply from underground sources, abundant rainfall, and a large number of rivers, streams, and lakes. Other natural resources include major deposits of coal, petroleum and natural gas. Annually, about 80 million tones of anthracite and bituminous coal, 181 billion cubic feet of natural gas, and about 1.4 million barrels of oil are extracted from Pennsylvania.

      In 2002, the population of Pennsylvania was 12.33 million.
Pennsylvania has a high proportion of persons between 45 and 65 years old relative to the nation or the Middle Atlantic Region. The Commonwealth is highly urbanized, with 79% of the 2002 mid-year census population residing in the 15 metropolitan statistical areas of the Commonwealth. The cities of Philadelphia and Pittsburgh, the Commonwealth's largest metropolitan statistical areas, together comprise almost 44% of the Commonwealth's total population.

      Pennsylvania's average annual unemployment rate was equivalent to the national average throughout the 1990's. Slower economic growth caused the rate to rise to 7.1% in 1993. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 4.7% in 2001. From 1998 through 2002, Pennsylvania's annual average unemployment rate was below that of the Middle Atlantic Region, but slightly higher than that of the United States. As of February 2003, Pennsylvania had a seasonally adjusted annual unemployment rate of 6.2%.

      Personal income in the Commonwealth for 2002 was $291.4 billion, an increase of 3.4% over the previous year. During the same period, national personal income increased at a rate of 3.3%. Based on these estimates, per capita income for 2002 is at $30,720 for the Commonwealth, compared to per capita income in the United States of $31,737.

DESCRIPTION OF FUNDS

      The Commonwealth utilizes the fund method of accounting, and over 150 funds have been established and currently exist for the purpose of recording receipts and disbursements, of which the General Fund is the largest. The General Fund receives all tax and non-tax revenues and Federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the operating and administrative expenses of the Commonwealth are payable from the General Fund, including debt service on most bond indebtedness of the Commonwealth. The Motor License Fund receives all tax and fee revenues relating to motor fuels and vehicles, except the revenues from one-half cent per gallon of the liquid fuels tax which is deposited in the Liquid Fuels Tax Fund for distribution to local municipalities. All such revenues are constitutionally required to be used for highway purposes. Similarly, other special revenue funds have been established by law to receive specified revenues appropriated to departments, boards and/or commissions for payment of their operating and administrative costs. Such funds include the Game, Fish, Boat, Banking Department, Milk Marketing, State Farm Products Show, Environmental Stewardship, State Racing, State Lottery and Tobacco Settlement Funds. Some of these special revenue funds are required to transfer excess revenues to the General Fund, and some receive funding, in addition to their specified revenues, through appropriations from the General Fund


      The State Lottery Fund is a special revenue fund for the receipt of lottery ticket sales and lottery licenses and fees. Its revenues, after payment of prizes, are dedicated to paying the costs of programs benefiting the elderly and handicapped in the Commonwealth.


      The Tobacco Settlement Fund is a special revenue fund established to receive tobacco litigation settlement payments paid to the Commonwealth. The Commonwealth is one of 46 states that settled certain smoking-related litigation in a November 1998 master settlement agreement with participating tobacco product manufacturers (the "MSA"). Under the MSA the Commonwealth is entitled to receive a portion of payments made pursuant to the MSA by tobacco product manufacturers participating in the MSA. As of June 30, 2002, the Commonwealth had received approximately $1.2 billion in payments under the MSA. Most revenues to the Tobacco Settlement Fund are subject to annual appropriation by the General Assembly and approval by the Governor.

      The Budget Stabilization Fund (replacing the Tax Stabilization Reserve Fund in 2002) is a special revenue fund that receives a portion of any budgetary basis fiscal year-end surplus of the General Fund. It is to be used for emergencies threatening the health, safety or welfare of citizens or during downturns in the economy that result in significant unanticipated revenue shortfalls not able to be addressed through the normal budget process. Assets of the fund may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly. Legislation enacted with the adoption of the Fiscal Year 2003 budget abolished the Tax Stabilization Reserve Fund and transferred its balance of $1.038 billion to the General Fund. That legislation also established a new reserve fund named the Budget Stabilization Reserve Fund and initially directed $300 million of funding from the General Fund for deposit to the fund during Fiscal Year 2003. Subsequently, the General Assembly repealed the $300 million transfer allowing that amount to remain in the General Fund to help offset anticipated revenue shortfalls to the Fiscal Year 2003 budget.


      The Commonwealth maintains trust and agency funds that are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals. Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of these funds is the State Stores Fund, which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise.
In addition, the Commonwealth maintains funds classified as working capital, bond and sinking funds for specified purposes.


      Financial information for the principal operating funds is maintained on a budgetary basis of accounting for insuring compliance with the enacted operating budget and is governed by applicable Commonwealth statutes and by administrative procedures. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). The GAAP statements are audited jointly by the Auditor General of the Commonwealth and an independent public accounting firm. The Commonwealth maintains a June 30th fiscal year end.

      Beginning with its GAAP basis financial statements for the fiscal year ended June 30, 2002, the Commonwealth has adopted several new accounting and reporting standards (collectively, the "New Standards"). Among other things, these New Standards required presentation of government-wide and fund financial statements that constitute basic financial statements and replace general-purpose financial statements reported under former standards. Government-wide financial statements are intended to portray the government "as a whole" while fund financial statements provide fund-specific information. Government-wide financial statements are intended to describe the total cost of providing governmental services and disclose whether the Commonwealth's financial condition improved or weakened during the fiscal year. As part of implementing the New Standards, effective July 1, 2001 the Commonwealth has reclassified and/or restated numerous fund balance amounts previously reported at June 30, 2001 and has reported governmental activities net assets at June 30, 2001. The New Standards also require providing supplementary information, including a Management's Discussion and Analysis of the financial statements. For Fiscal Year 2002 the Commonwealth also changed how functional expenditure categories are defined. All of these changes may hamper the comparability of GAAP basis financial information for Fiscal Year 2002 to financial reports for years prior to the implementation of the New Standards.

REVENUES

      Tax revenues constitute approximately 98% of Commonwealth revenues in the General Fund. The major tax sources for the General Fund of the Commonwealth are the 6% sales tax ($7.293 billion, 36.4% of General Fund revenues in Fiscal Year 2002), the 2.8% personal income tax ($7.139 billion, 35.6% of General Fund revenues in Fiscal Year 2002), the 9.99% corporate net income tax ($1.419 million, 7.1% of General Fund revenues in Fiscal Year
2002) and capital stock and franchise taxes ($913 million, 4.6% of General Fund revenues in Fiscal Year 2002), which in the aggregate produce approximately 86% of General Fund tax revenues.

      The major tax sources for the Motor License Fund are the liquid fuels taxes and the oil companies franchise tax. Together these taxes produce over 47% of Motor License Fund revenues. Portions of certain taxes whose receipts are deposited into the Motor License Fund are legislatively restricted to specific transportation programs. These receipts are accounted for in restricted accounts in the Motor License Fund and are not included in the discussions of the tax revenues of the Motor License Fund.

      License and fee receipts in the General Fund for Fiscal Year 2002 totaled $90.4 million representing 0.5% of Commonwealth revenues to the General Fund. Revenues from motor vehicle licenses and fees in Fiscal Year 2002 were $814.4 million, representing 41.7% of total Fiscal Year 2002 Motor License Fund Commonwealth revenues. A general increase in various fees and licenses was enacted in April 1997 and effective beginning with Fiscal Year 1998.

EXPENDITURES

      In Fiscal Year 2002, expenditures from Commonwealth revenues for education purposes were just over $8.68 billion. The enacted budget for Fiscal Year 2003 includes over $8.965 billion in education funding, an increase of almost 3.2% over Fiscal Year 2002.

      The Commonwealth provides temporary support for its residents who are seeking to achieve and sustain independence. It also provides care, treatment and rehabilitation to persons with mental and physical disabilities and supports programs to prevent or reduce social, mental and physical disease and disabilities. Public health and human service programs are the largest single component of combined Commonwealth and Federal spending in the Commonwealth's operating budget. Fiscal Year 2003 public health and human services expenditures are expected to be $20.0 billion. For Fiscal Year 2004, $20.0 billion has been appropriated for these purposes. Of the Fiscal Year 2004 expenditures, $7.3 billion will be from the General Fund. Federal funds will increase by $178.1 million while augmentations will decrease by $306.6 million for Fiscal Year 2004. The Fiscal Year 2004 budget also includes $430.3 million of receipts from the Tobacco Statement Fund that will be expended for health care.

      The Commonwealth is responsible for the construction, restoration and maintenance of the highways and bridges in the 40,000 mile state highway system, including certain city streets that are a part of the state highway system. Assistance for the maintenance and construction of local roads and bridges is provided to municipalities through grants of financial aid. Highway maintenance costs, construction costs and assistance grants are paid from the Motor License Fund. The General Fund, the State Lottery Fund and other special funds, including the Public Transportation Assistance Fund, the Liquid Fuels Tax Fund, the Highway Beautification Fund and the Motor Vehicle Transaction Recovery Fund provide the remainder of funding for transportation programs.

      The Commonwealth also provides subsidies for mass transit systems including passenger rail and bus service. A total of $508.7 million in Commonwealth revenues was expended from the General Fund and the State Lottery Fund for such purposes in Fiscal Year 2003, and $491.2 million is available for Fiscal Year 2004. In 1991, the Public Transportation Assistance Fund was created with dedicated sources of funding for mass transit systems. Funds totaling $174.3 million were budgeted from this fund in Fiscal Year 2003, and $190.5 million is budgeted for Fiscal Year 2004.

      Motor License Fund restricted revenues budgeted for highway construction purposes totaled $678.2 million in Fiscal Year 2003, and $696.2 million is available for Fiscal Year 2004. Combined Motor License Fund and restricted revenues expended for highway maintenance in Fiscal Year 2003 was $1.089 billion and $1.115 billion is available for Fiscal Year 2004. Support of highway and bridge expenditures by local governments through grants paid from Motor License Fund and restricted revenues is budgeted at $282.6 million in Fiscal Year 2003, and $287.8 million is budgeted for Fiscal Year 2004.

      The Commonwealth's current aviation program funds the development of public airport facilities. Taxes levied on aviation and jet fuel provide revenues for a restricted account for aviation programs in the Motor License Fund. In Fiscal Year 2003, $9.3 million was budgeted from the aviation-restricted account for such purposes, and $17.5 million is available for Fiscal Year 2004.

FINANCIAL PERFORMANCE

      RECENT DEVELOPMENTS. Through April 2003, slower than projected growth in the national economy has contributed to a shortfall of Commonwealth revenues in Fiscal Year 2003. Actual Commonwealth revenues through April 2003 were $361.2 million, or 2.0% below the budget estimate. Based on fiscal year actual revenues to-date and a revised economic forecast, the Fiscal Year 2003 General Fund Commonwealth revenues are now anticipated to be $735.8 million below budget estimates by the end of Fiscal Year 2003. The Governor has taken action to reduce current fiscal year expenditures and has proposed other actions to maintain an unappropriated surplus balance at fiscal year-end.

      FINANCIAL RESULTS FOR GOVERNMENTAL FUND TYPES RECENT FISCAL YEARS (GAAP BASIS). During Fiscal Year 2002, the overall financial position (net assets) of the Commonwealth, including both governmental and business-type activities, deteriorated by $0.2 billion from $20.6 billion at June 30, 2001 to $20.4 billion at June 30, 2002. This represents less than 1.0% of total beginning net assets. For all governmental activities, the net increase in net assets was $0.5 million or 2.5% of beginning net assets of $16.4 billion. Total governmental assets were $30.5 billion and liabilities were $13.6 billion at June 30, 2002, leaving governmental assets of $16.9 billion.

      The governmental funds balance sheet reports total fund balances for all governmental funds. Assets of the Commonwealth's governmental funds (the General Fund, the Motor License Fund and the Tobacco Settlement Fund are major governmental funds) as of June 30, 2002 were $12.878 billion. Liabilities for the same date totaled $6.030 billion, leaving a fund balance of $6.258 billion, a decline of $621.8 million from the fund balance at June 30, 2001, as restated. The fund balance for the General Fund declined $1.583 billion, of which $853.9 million represents a transfer of tobacco settlement payments to the newly created Tobacco Settlement Fund (also a governmental fund). The remaining decline of the General Fund balance was due to Fiscal Year 2002 expenditures and net transfers exceeding revenues during the fiscal year.

      GENERAL FUND FINANCIAL RESULTS FOR RECENT FISCAL YEARS (GAAP BASIS). During the five year period from Fiscal Year 1998 through Fiscal Year 2002, revenues and other sources increased by an average 4.7% annually. Tax revenues during this same period increased by an annual average of 2.1%. Recent slow economic growth and the resulting slow growth for tax revenues have caused fees and license income and other financing sources such as transfers from other funds to become a larger portion of income to the General Fund for Fiscal Year 2002. Operating transfers, transfers from components and other additions totaled $474.1 million in Fiscal Year 2002, an increase of $395.8 million from the prior fiscal year. Increased transfers from balances held by the state-owned liquor store system, a legislated transfer of prior-year unspent funds from the Tobacco Settlement Fund, and a transfer of equity by the Pennsylvania Industrial Development Board account for the major portion of this increase. Expenditures and other uses during the Fiscal Years 1998 through year 2002 period rose at an average annual rate of 6.5%.

      The fund balance at June 30, 2002 totaled $2.902 billion, a decrease of $1.583 billion over the balance at June 30, 2001. The Fiscal Year 2002 year-end unreserved-undesignated balance of $1.483 billion is $41.5 million below the amount recorded for Fiscal Year 2001.

      GENERAL FUND FISCAL YEAR 2001 FINANCIAL RESULTS (GAAP BASIS). For Fiscal Year 2001 assets increased $454.2 million, a 5.9% increase over Fiscal Year 2000 to $8.183 billion, primarily due to higher amount of funds in investments. Liabilities also rose during Fiscal Year 2001, increasing $232.9 million to $3.698 billion. The increase of assets over liabilities for Fiscal Year 2000 caused the fund balance to increase by $221.3 million to $4.485 billion as of June 30, 2001.

      Revenues and other sources for Fiscal Year 2001 increased by 5.3% over the prior fiscal year while expenditures and other uses grew by 5.7%. However, revenues and other sources for the fiscal year exceeded expenditures, other uses, and residual equity transfers to produce a $221.3 million increase in fund balance at June 30, 2001. An increase in tobacco settlement amounts of $384.5 million included in other designated funds accounted for all of the increase in fund balance during the fiscal year. Correspondingly, the unreserved-undesignated fund balance declined by $175.3 million from the prior fiscal year to $1.525 billion.

      GENERAL FUND FISCAL YEAR 2001 FINANCIAL RESULTS (BUDGETARY BASIS). For Fiscal Year 2001, revenues were above estimate and expenditures were lower than projected, enabling the General Fund to end the fiscal year with an unappropriated surplus balance of $335.5 million. Expenditures from Commonwealth revenues for the fiscal year, net of appropriation lapses and including intergovernmental transfer transaction contributions, totaled $19.966 billion against Commonwealth revenues, net of tax refund and rebate reserves, of $19.691 billion. Financial operations during the fiscal year caused the total unappropriated surplus balance to decline by $275 million as of June 30, 2001, an amount smaller than budgeted.

      Commonwealth revenues (prior to reserves for tax refunds) totaled $20.562 billion, $81.2 million (0.4%) above the estimate made at the time the budget was enacted. Commonwealth tax revenues for the fiscal year increased by 1.4% over Fiscal Year 2000 tax receipts. The growth of tax receipts during the fiscal year was constrained by $444.6 million of tax reductions enacted for the fiscal year and the slowing rate of economic growth experienced in the nation and the state during this period. Reserves for tax refunds in Fiscal Year 2001 were $870 million, an increase of 6.7% over Fiscal Year 2000 reserves.

      GENERAL FUND FISCAL YEAR 2002 FINANCIAL RESULTS (GAAP BASIS). At June 30, 2002, the General Fund reported a fund balance of $2.902 billion, a decrease of $1.583 billion from the reported $4.485 billion fund balance at June 30, 2001. On a net basis, total assets decreased by $490.3 million to $7.693 billion. Cash and investments decreased due to a decline in tax revenues; and, receivables increased because of a mandatory change in how taxes receivable are financially reported. Liabilities increased by $1.092 billion to $4.791 billion largely because a mandatory offsetting change in deferred revenues related to how taxes receivable are reported.

      The slowing national economy led to lower tax revenue collections during Fiscal Year 2002. Total tax revenue collections actually declined during the fiscal year, compared to the prior year, and actual tax collections were $1 billion below the final budgeted revenue estimate. Executive controls over budgetary spending helped overcome the tax revenue shortfall during Fiscal Year 2002.

      The General Fund reported a $1.6 million decrease in total fund balance during the fiscal year, which included the transfer of $853.9 million to the new Tobacco Settlement Fund. In addition, on a net basis, the General Fund transferred $461 million to other funds and provided almost $787 million to component units, organizations that are legally separate from the Commonwealth's primary government, but for which elected officials are financially accountable. Before transfers, the General Fund reported revenues over expenditures of almost $515 million. The General Fund unreserved, undesignated fund balance decreased during the fiscal year by $41.5 million. During the fiscal year, total fund balance reservations decreased principally because of legislation closing the former Tax Stabilization Reserve Fund. On a net basis, fund balance designations declined by $455.2 million because prior year receipts from the Tobacco Master Settlement Agreement and related investment income totaling $851.4 million through June 30, 2001 were previously reported as a General Fund balance designation at June 30, 2001; those amounts were transferred to the newly-established Tobacco Settlement Fund during Fiscal Year 2002. General Fund balance designations increased because of a new $300 million designation for the newly established Budget Stabilization Reserve Fund. Other fund balance designations increased by $96.2 million on a net basis during the fiscal year, principally a $78.7 million increase for group medical and life insurance, an $8.2 million increase for a judicial computer system and a $9.2 million increase for agency construction projects.

      GENERAL FUND FISCAL YEAR 2002 FINANCIAL RESULTS (BUDGETARY BASIS). Largely due to the effects of the national recession on tax and other receipts, actual Fiscal Year 2002 revenues were below estimate by 5.9% or $1.268 billion. Total Fiscal Year 2002 revenues net of reserves for tax refunds and including intergovernmental transfers were $19.642 billion. Actual expenditures from Fiscal Year 2002 appropriations were 1.2% below the original appropriated levels. Total expenditures net of appropriation lapses and including intergovernmental transfers totaled $20.874 billion. An unappropriated surplus balance at the close of the fiscal year was maintained by the transfer of the $1.038 billion balance of the Tax Stabilization Reserve Fund to the General Fund and a partial draw down of the $336.5 million General Fund balance at the beginning of the fiscal year. The unappropriated balance at the close of the 2002 fiscal year was $142.8 million.

      Commonwealth tax revenues for the fiscal year declined 2.6% from Fiscal Year 2001 tax receipts, the first year over year decrease in tax receipts since Fiscal Year 1962, largely due to the national economic recession during Fiscal Year 2002. Most major tax categories experienced collections below their budget estimates. Sales tax receipts, the Commonwealth's largest single tax category, were below estimate by $59 million (0.8%). Within sales tax receipts, taxes on the sale or lease of motor vehicles were above estimate by 8.0% and non-motor vehicle sales tax receipts were 2.3% below estimate. Personal income tax receipts were $738.7 million (9.4%) below estimate as non-withholding receipts were 21.9% below estimate and withholding collections were 5.1% below estimate. Corporate tax collections were $358.8 million (9.1%) below estimate led by corporate net income tax receipts that were $217.9 million (13.3%) below the budgeted estimate. Non-tax revenue receipts were $155.4 million (24.2%) below the estimate for Fiscal Year 2002 led by a decline in miscellaneous revenues, primarily earnings on investments.

      Reserves for tax refunds in Fiscal Year 2002 were $967.2 million, an increase of 11.2% over Fiscal Year 2001 reserves. Recent tax and tax rate changes are believed to contribute to the growth rate in refunds. Actual tax refunds in recent fiscal years have been rising at a rate faster than the increase in reserves for tax refunds, causing the amount of reserves carried forward from one fiscal year to the next to decline. At the end of Fiscal Year 2002, approximately $151 million of reserves were available for making tax refunds in the following fiscal year.

      Expenditures of Commonwealth revenues during Fiscal Year 2002, including supplemental appropriations, intergovernmental transfers and net of appropriation lapses, were $20.874 billion, representing a 4.5% increase over the prior fiscal year. A total of $457.4 million of appropriations were lapsed during Fiscal Year 2002 as part of a comprehensive effort to limit spending growth in response to decreased revenues resulting from the national recession. The Fiscal Year 2002 budget relied on intergovernmental transfers for a larger portion of medical assistance costs than in fiscal 2001. Intergovernmental transfers replaced $549.6 million of General Fund medical assistance costs in Fiscal Year 2002 compared to $248.4 million in Fiscal Year 2001.

      GENERAL FUND FISCAL YEAR 2003 BUDGET (BUDGETARY BASIS). The enacted budget for Fiscal Year 2003 was based on an estimated 1.8% increase for Commonwealth revenues before accounting for any changes in tax and revenue provisions. After adjustments for various tax rate and tax base changes and special fund transfers and non-tax revenue changes enacted for the Fiscal Year 2003 budget, total Commonwealth revenues were projected to increase by 8.7% over Fiscal Year 2002 actual receipts and total $21.812 billion. The tax revenue component of Commonwealth revenues was estimated to rise 7.3% above Fiscal Year 2002 receipts. Approximately two-thirds of this expected increase in tax revenues is due to the various tax rate and tax base changes enacted for the Fiscal Year 2003 budget. The major components to the tax revisions enacted for Fiscal Year 2003 were an increase to the cigarette tax of $0.69 per pack to $1.00 per pack, expected to produce a net increase of $585 million; disallowing for state tax purposes the bonus depreciation expenses provided by the federal Job Creation and Worker Assistance Act, expected to provide $350.1 million in increased revenues in Fiscal Year 2003; and a partial deferral of the phase-out of the capital stock and franchise tax, changing the scheduled reduction from a one mill reduction in tax years beginning in each of 2002 and 2003 to a one-quarter mill reduction in each of those two years, anticipated to produce an estimated $136.4 million in additional revenues for the fiscal year. Other tax revisions and revenue enhancement items enacted for the budget are estimated to produce $467.0 million in additional revenues. Of this amount $197.6 million is due to changes in the law specifying when unclaimed property is to be escheated to the Commonwealth and $158 million represents transfers from special funds, neither of which are anticipated to reoccur in future fiscal years.

      The Fiscal Year 2003 budget estimate for Commonwealth revenues was prepared in June 2002 at the time of budget enactment based upon an economic forecast for national real gross domestic product to grow at a 3.9% rate from the second quarter of 2002 to the second quarter of 2003. The forecast anticipated that economic growth would recover from the 2001-2002 recession at a pace below that which normally follows a recession. Inflation was expected to be low for Fiscal Year 2003, and unemployment levels were believed to have peaked in the second quarter of 2002. Trends in the Pennsylvania economy were expected to maintain their close association with national economic trends. Personal income growth in Pennsylvania was anticipated to remain slightly below that of the U.S., while the Pennsylvania unemployment rate was anticipated to be close to the national rate.

      The enacted Fiscal Year 2003 budget provided $20.714 billion of appropriations from Commonwealth revenues, a 0.4% decrease from Fiscal Year 2002 appropriations. In addition, $300 million had been appropriated from the General Fund for transfer to the newly created Budget Stabilization Reserve Fund, successor to the Tax Stabilization Reserve Fund, but such transfer was subsequently rescinded. Major areas receiving funding increases in the Fiscal Year 2003 enacted budget included basic education and corrections. The enacted Fiscal Year 2003 budget provided for a substantial increase in expenditures supported through sources other than Commonwealth revenues. The budget included $844.6 million of funding for medical assistance expenditures through intergovernmental transfers, a higher amount than the $549.6 million budgeted in Fiscal Year 2002. Under these intergovernmental transfer transactions certain county governments contribute funds as augmentations to appropriations of Commonwealth revenues for the medical assistance program. These augmentations have the effect of supplementing the amount of Commonwealth revenues available for the medical assistance program funding and are available to match federal Medicaid funds. Federal authority for the Commonwealth to use these country contributions to pooling transactions to match additional Federal funds will be limited beyond Fiscal Year 2010. Other expenditures normally funded from Commonwealth revenue appropriations, but which for Fiscal Year 2003 are funded elsewhere include $380.5 million of debt service payments that are being paid from other funds, including a May 2002 refunding bond issued by the Pennsylvania Industrial Development Authority and $198.5 million of long-term care costs that will be paid from Tobacco Settlement Fund revenues.

      Economic growth in the nation and the Commonwealth has not achieved the projections used to estimate Fiscal Year 2003 revenues. Consequently, actual Commonwealth revenues for the fiscal year-to-date through April 2003 are $361.2 million below estimate for that period, a shortfall of 2%. Corporate taxes are $128.1 million below estimate, a 3.7% shortfall to the year-to-date estimate. Sales tax revenues are $18.6 million estimate through April 2003. Personal income tax receipts are $216.9 million below estimate for the period, a shortfall of 3.5%. Through April, the Commonwealth's non-tax revenues are $9.4 million above estimate, or 1.7%. Recent forecasts for the national economy expect slower economic growth rates for the balance of Fiscal Year 2003 than was used for the Fiscal Year 2003 revenue estimates. The Commonwealth now anticipates, based on these revised forecasts, that Commonwealth revenues may be $735.8 million below budget estimates, a 3.4% reduction from the official budget estimate for the fiscal year.

      Responding to slower than anticipated growth in the national economy and Commonwealth revenues, the Governor has directed $387.3 million of Fiscal Year 2003 General Fund appropriations from Commonwealth revenues be placed in budgetary reserve and be unavailable for encumbrance or expenditure. In additional to the appropriated funds place in budgetary reserve, the Commonwealth estimates that $113.5 million in various appropriation lapses will also be available to offset revenue shortfalls or to support supplemental appropriations currently estimated at $16.7 million. The budgetary actions ordered or proposed by the Governor are intended to allow the Commonwealth to end the fiscal year on June 30, 2003 with no deficit, based on current revised revenue and expenditure projections. Achieving the financial results as budgeted or re-estimated may be adversely affected by a number of trends or events, including developments in the national and state economy and adverse developments in industries accounting for significant employment and economic production in the Commonwealth.

      PROPOSED GENERAL FUND FISCAL YEAR 2004 BUDGET. The Governor proposed a Fiscal Year 2004 budget to the General Assembly in March 2003. The proposed budget recommended appropriations totaling $22.6 billion of Commonwealth revenues against estimated current law revenues and proposed revenue measures, net of tax refunds of $22.6 billion. The Governor's proposed budget includes $2.8 billion of tax, fee and other revenue increases requiring legislative approval, including the transfer of the expected $330 million balance in the Tobacco Settlement Fund reserve account to the General Fund.

      The Governor also proposed two major program expansions. In education, the Governor proposed to shift a substantial portion of local public school costs from local property taxes levied by school districts to an increased subsidy payment to school districts by the Commonwealth, increasing the Commonwealth's subsidy of local public school costs to 50% of total costs in aggregate. Proposed program funding is from taxes realized from the legalization of slot machines at racetracks in the state, an increase in the Commonwealth personal income tax of 0.65% and other tax rate and fee increases. In addition to the 0.65% increase in the personal income tax rate proposed for education, the Governor has proposed an additional 0.3% increase to the tax rate in support for general budget expenses. Together, the proposed tax rate increases would raise the personal income tax rate to 3.75% effective as of July 1, 2003.

      The Governor has also proposed an economic stimulus plan for the Commonwealth to provide additional funding to be combined with private investments to invest in economic development projects directed at blighted rural, urban and suburban sites to be re-developed to spur the location of new job-creating businesses. The funding for the economic stimulus program is proposed to come from $1.5 billion of debt issued over more than three fiscal years.

      The General Assembly has enacted portions of the Governor's budget proposal but has not yet approved any of the proposed tax, fee or other revenue proposals nor any of the education or economic development program expansions requested by the Governor. The Governor's remaining proposals are now being considered by the General Assembly. The General Assembly may change, eliminate or add amounts and items to the proposed budget submitted by the Governor and there can be no assurances that the budget, as proposed by the Governor, will be enacted into law.

      MOTOR LICENSE FUND FISCAL YEARS 2003 AND 2004. Fiscal Year estimates of Commonwealth revenues to the Motor License Fund have been revised downward by $24 million to $2.005 billion, to an increase of 2.6% over actual Fiscal Year 2002 revenues. Liquid fuels taxes and license and fee revenues are estimated to grow by approximately 1.7% while other revenue receipts, namely earnings on investments, are estimated to rebound from prior years' declines. Appropriations of Commonwealth revenues in the adopted budget total $2.059 billion. This amount represents an increase of 0.8% over expenditures in Fiscal Year 2002 and represents a planned $31.9 million draw down of the $56.4 million fiscal year beginning balance.

      The enacted budget for Fiscal Year 2003 provided for $2.048 billion of appropriations from Commonwealth funds, $10.7 million (0.5%) below the appropriated amount for Fiscal Year 2003. Revenues from Commonwealth funds of the Motor License Fund are estimated to be $2.048 billion, an increase of $21.2 million over expected revenues during Fiscal Year 2003, an increase of 1.0%. The budget projects the maintenance of a $10.5 million balance at fiscal year-end. Through April 2003, Commonwealth revenues deposited in the Motor License Fund have totaled $1.80 billion, $27.9 million below the fiscal year-to-date estimate.

      STATE LOTTERY FUND FISCAL YEARS 2003 AND 2004. The most recent budget projections show a 13.8% increase in gross ticket sales and total net revenues of $1.112 billion with most of the increase expected to come from the Commonwealth's participation in the multi-state Powerball game administered by the Multi-State Lottery Association. Budgeted expenditures of $1.186 billion are 11.9% above Fiscal Year 2002 expenditures. The excess of budgeted expenditures over estimated revenues is to be funded by a partial draw down in the unappropriated fund balance and reserve. Appropriation lapses are estimated to be $42.3 million that contribute to a $181.6 million fiscal year-ending balance (including $100 million in reserves). The Governor's proposed Fiscal Year 2004 budget anticipates a 7.6% increase in revenues from lottery sources, including the state's participation in the multi-year Powerball game. Appropriations totaling $1.2 billion were recommended. The fiscal year-end balance and reserve is projected to total $216.5 million.

OUTSTANDING COMMONWEALTH INDEBTEDNESS


      The Constitution permits the Commonwealth to incur the following types of debt: (1) debt to suppress insurrection or rehabilitate areas affected by disaster; (2) electorate approved debt; (3) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (4) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.


      Net outstanding general obligation debt totaled $6.060 billion at June 30, 2002, a net increase of $643.1 million from June 30, 2001. Nearly 20% of this increase is attributable to a $116.3 million decline in sinking fund balances during the fiscal year. By using balances to pay debt service, Fiscal Year 2002 debt service appropriation amounts from the General Fund were reduced. Over the 10-year period ended June 30, 2002, total net outstanding general obligation debt increased at an annual rate of 2.2%. Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 4.8%.

      When necessary, the Commonwealth engages in short-term borrowing to fund expenses within the fiscal year through the sale of tax anticipation notes. The Commonwealth may issue tax anticipation notes only for the account of the General Fund or the Motor License Fund or both such funds. The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund or both funds in the fiscal year. Tax anticipation notes must mature within the fiscal year in which they were issued. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt, and any year-end deficit balances must be funded within the succeeding fiscal year's budget. Currently, the Commonwealth has no tax anticipation notes outstanding. The Fiscal Year 2003 budget does not anticipate issuing tax anticipation notes. Pending the issuance of bonds, the Commonwealth may issue bond anticipation notes. No bond anticipation notes are outstanding.

      Certain state-created organizations have statutory authorization to issue debt for which Commonwealth appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and the debt of such agencies is not an obligation of the Commonwealth although some of the agencies are indirectly dependent on Commonwealth appropriations. The following organizations had debt currently outstanding as of June 30, 2002:
Delaware River Joint Toll Bridge Commission ($76.6 million), Delaware River Port Authority ($1.325 billion), Pennsylvania Economic Development Financing Authority ($1.576 billion), Pennsylvania Energy Development Authority ($65.8 million), Pennsylvania Higher Education Assistance Agency ($3.419 billion), Pennsylvania Higher Educational Facilities Authority ($3.968 billion), Pennsylvania Industrial Development Authority ($556.6 million), Pennsylvania Infrastructure Investment Authority ($171.6 million), Pennsylvania Turnpike Commission ($2.139 billion), and the State Public School Building Authority ($523.9 million). In addition, the Governor is statutorily required to place in the budget of the Commonwealth an amount sufficient to make up any deficiency in the capital reserve fund created for, or to avoid default on, bonds issued by the Pennsylvania Housing Finance Agency ($2.975 billion of revenue bonds outstanding as of June 30, 2002).


      General obligation bonds of the Commonwealth are rated "AA" by S&P, "Aa2" by Moody's, and "AA" by Fitch. The ratings reflect only the views of the rating agencies.


      The City of Philadelphia is the largest city in the Commonwealth. The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on June 18, 2002. PICA had $840.6 million in special tax revenue bonds outstanding as of June 30, 2002. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.


LITIGATION


      Following are brief descriptions of certain cases affecting the Commonwealth, as reviewed by the Commonwealth's Attorney General and Office of General Counsel.

      In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for fiscal 2003 is $20.0 million.

      Powell v. Ridge. IN 1998, A SUIT WAS FILED ON BEHALF OF A VARIETY OF PLAINTIFFS, INCLUDING THE SCHOOL DISTRICT OF PHILADELPHIA, THE PARENTS OF SEVERAL PHILADELPHIA SCHOOL CHILDREN, LOCAL COMMUNITY ORGANIZATIONS, AND THE CITY AND MAYOR OF PHILADELPHIA. THE SUIT ALLEGES THAT THE COMMONWEALTH'S FORMULA FOR DISTRIBUTING SCHOOL FUNDING PROVIDES LESS MONEY TO DISTRICTS WITH A MAJORITY NON-WHITE POPULATION THAN IT DOES TO SIMILARLY SITUATED DISTRICTS THAT HAVE A MAJORITY OF WHITE STUDENTS. THE PLAINTIFFS SEEK A DECLARATION THAT THE COMMONWEALTH'S FUNDING PRACTICES AND POLICIES DISCRIMINATE AGAINST MINORITY STUDENTS IN VIOLATION OF FEDERAL LAW.

B. SINCE JUNE 23, 2000, THE CASE HAS BEEN IN CIVIL SUSPENSE FOR A VARIETY OF REASONS. MOST RECENTLY, THE COURT CONTINUED THE STAY OF PROCEEDINGS UNTIL THE APPEALS AND U.S. SUPREME COURTS DECIDED OTHER CASES THAT LIKELY WOULD DIRECTLY AFFECT THE PLAINTIFFS' CLAIMS. THOSE DECISIONS HAVE NOW BEEN ISSUED AND MAKE CLEAR THAT THE PLAINTIFFS' CLAIMS, AS CURRENTLY PLED, ARE NOT VIABLE.


C. County of Allegheny v. Commonwealth of Pennsylvania. IN DECEMBER 1987, THE SUPREME COURT OF PENNSYLVANIA HELD IN County of Allegheny v. Commonwealth of Pennsylvania THAT THE STATUTORY SCHEME FOR COUNTY FUNDING OF THE JUDICIAL SYSTEM IS IN CONFLICT WITH THE PENNSYLVANIA CONSTITUTION. HOWEVER, THE SUPREME COURT OF PENNSYLVANIA STAYED ITS JUDGMENT TO AFFORD THE GENERAL ASSEMBLY AN OPPORTUNITY TO ENACT APPROPRIATE FUNDING LEGISLATION CONSISTENT WITH ITS OPINION AND ORDERED THAT THE PRIOR SYSTEM OF COUNTY FUNDING SHALL REMAIN IN PLACE UNTIL THIS IS DONE.

      The Court appointed retired Justice Frank J. Montemuro, Jr. as special master to devise and submit a plan for implementation. The INTERIM REPORT OF THE MASTER recommended a four phase transition to Commonwealth funding of a unified judicial system, during each of which specified court employees would transfer into the Commonwealth's payroll system. Phase I recommended that the General Assembly provide for an administrative structure of local court administrators to be employed by the Administrative Office of Pennsylvania Courts, a state agency. Numbering approximately 165 people statewide, local court administrators are employees of the counties in which they work. On June 22, 1999, the Governor approved Act 1999-12 under which approximately 165 county-level court administrators are to become employees of the Commonwealth. Act 1999-12 also triggered the release of the appropriations that had been made for this purpose in 1998 and 1999. The remainder of Justice Montemuro's recommendation for later phases remains pending before the Supreme Court of Pennsylvania.

      PPG INDUSTRIES, INC. V. COMMONWEALTH OF PENNSYLVANIA. By decision dated November 30, 2001, the Pennsylvania Supreme Court held that the manufacturing exemption to Pennsylvania's capital stock/franchise tax discriminates against interstate commerce in violation of the Commerce Clause of the United States Constitution. Accordingly, the Court ordered the manufacturing exemption severed from the capital stock/franchise tax.
Further the Court directed the Commonwealth must forthwith provide a retrospective remedy to taxpayers along the lines of those provided by the U.S. Supreme Court in McKession v. Division of Alcoholic Beverages and Tobacco, Dept. of Business Regulation of Florida, i.e., (1) refunds for those taxpayers who were discriminated against by the unlawful exemption, (2) additional assessments against those who benefited by the unlawful exemption, or (3) some combination of the two so long as any remedy does not discriminate against interstate commerce. During the course of this litigation, the General Assembly enacted amendments to the Tax Reform Code of 1971, which presumptively cure the constitutional problem with the tax after January 1, 1999, but do not impact on the tax during the years involved in this litigation.


      PPG filed with the court a petition for reconsideration of its November 30, 2001 Opinion and Order which the Court denied by order dated February 1, 2002. The retrospective remedy announced by the Commonwealth on April 29, 2002 appears to be revenue neutral and satisfactory for in-state manufacturers. However, out-of-state manufacturers have appealed, involving an undetermined but significant dollar amount and those appeals remain pending.

      Unisys Corporation v. Commonwealth. TAXPAYER CHALLENGED THE STATUTORY THREE-FACTOR APPORTIONMENT FORMULA USED FOR THE APPORTIONMENT OF CAPITAL STOCK VALUE IN THE FRANCHISE TAX ON CONSTITUTIONAL AND STATUTORY (FAIRNESS) GROUNDS. THE CASE WAS ARGUED BEFORE THE COMMONWEALTH COURT, WHICH ISSUED ITS DECISION ON MARCH 8, 1999 SUSTAINING THE STATUTE FROM THE CONSTITUTIONAL CHALLENGE IN FAVOR OF THE COMMONWEALTH. HOWEVER, IT RULED IN FAVOR OF THE TAXPAYER'S FAIRNESS ARGUMENT. THE COMMONWEALTH APPEALED THIS DECISION TO THE PENNSYLVANIA SUPREME COURT AND UNISYS CROSS-APPEALED. ON OCTOBER 25, 2002, THE COURT ISSUED A DECISION REVERSING THE HOLDING THE COMMONWEALTH COURT AND UPHOLDING THE COMMONWEALTH'S STATUTORY APPORTIONMENT FORMULA. UNISYS FILED AN APPLICATION FOR RE-ARGUMENT, WHICH WAS DENIED. UNISYS FILED A PETITION FOR CERTIORARI TO THE UNITED STATES SUPREME COURT. THE COMMONWEALTH IS AWAITING THE COURT'S DECISION.


E. Northbrook Life Insurance Co. THIS CASE IS THE LEAD CASE IN POTENTIAL LITIGATION WITH THE ENTIRE INSURANCE INDUSTRY THAT DOES BUSINESS IN PENNSYLVANIA. CURRENTLY, THE COMMONWEALTH COURT HAS DOCKETED IN EXCESS OF 40 CASES REPRESENTING 20 OR MORE INSURANCE COMPANIES. DOZENS OF ADDITIONAL CASES ARE BEING HELD PENDING THIS LITIGATION AT THE ADMINISTRATIVE BOARDS.


      The cases challenge the Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982 which establishes a funding mechanism to fulfill defaulted obligations of insurance companies under life and health insurance policies and annuities contracts to insured Pennsylvania residents. In accordance with this funding mechanism, other insurance companies are assessed to provide the funds due to Pennsylvania residents insured from insurance companies which have become insolvent or are otherwise in default to its insureds. The assessed insurance companies may claim a credit against their gross premiums tax liability based on such assessments.

      The Department of Revenue allowed credits for assessments paid on taxable annuity considerations. Credits were not allowed for assessments paid on non-taxed annuities. There is no provision in the insurance law that restricts the credit to only the assessments paid on taxable annuities. Taxpayers want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward. Settlement negotiations continue and the matter is also being prepared for litigation. Estimates of refund potential vary widely, ranging from $50 million to $300 million.



                                  APPENDIX B

                              Rating Categories

      Description of certain ratings assigned by S&P, Moody's and Fitch:

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

The rating 'AA' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.

SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

MOODY'S

LONG-TERM

AAA
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

Moody's applies numerical modifiers 1, 2, and 3 to the 'Aa' generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A plus (+) or minus (-) sign designation may be appended to the 'AA' or F1 rating to denote relative status within the rating category.





DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

                            PART C. OTHER INFORMATION
                           __________________________


Item 23.    Exhibits. - List
_______    _____________________________________________________


            Exhibits:

     (a) Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit(1) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996.

     (b) Registrant's Amended By-Laws are incorporated by reference to Exhibit
         (b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on January 28, 2000.

     (d) Registrant's Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A, filed on November 25, 1994.

     (e) Registrant's Distribution Agreement is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on January 26, 2001.

     (g)(i) Registrant's Custody Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996. Registrant's Sub-Custodian Agreements are incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996.

     (g)(ii) Amendment to Custody Agreement is incorporated by reference to
        Exhibit 23(g)(ii) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on January 28, 2002.

     (g)(iii) Foreign Custody Manager Agreement is incorporated by reference to
        Exhibit 23(g)(iii) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on January 28, 2002.

     (h) Registrant's Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on November 25, 1994.

     (i) Opinion and consent of Stroock & Stroock & Lavan LLP, Registrant's Counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996.

     (j) Consent of Ernst & Young LLP, Independent Auditors.


     (p)   Code of Ethics.


Item 23.    Financial Statements and Exhibits. - List
_______     _____________________________________________________

            OTHER EXHIBITS

               (a) Powers of Attorney is incorporated by reference to Other Exhibits (a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on January 28, 2002.

               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on January 26, 2001.

Item 24.    Persons Controlled by or under Common Control with Registrant.
_______     ______________________________________________________________

            Not Applicable

Item 25.        Indemnification
_______         _______________

               The Statement as to the general effect of any contract, arrangements or statue under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item (b) of Part C of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on January 28, 2000.


               Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on January 26, 2001.

Item 26.    Business and Other Connections of Investment Adviser.
_______     ____________________________________________________

               The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.





ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

            OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
with Dreyfus         OTHER BUSINESSES            POSITION HELD       DATES


STEPHEN R. BYERS     Lighthouse Growth           Member, Board of  9/02-Present
Director, Vice       Advisors LLC++              Managers
Chairman, and Chief                              President         9/02-11/02
Investment Officer

                       Dreyfus Service          Senior Vice        3/00-Present
                       Corporation++            President

                       Founders Asset            Member, Board     6/02-Present
                       Management, LLC****       of Managers

                       Dreyfus Investment        Chief Investment  2/02-Present
                       Advisors,                 Officer Director  2/02-Present
                       Inc. ++
STEPHEN E. CANTER      Mellon Financial          Vice Chairman     6/01-Present
Chairman of the        Corporation+
Board,                                           Vice Chairman     6/01-Present
Chief Executive        Mellon Bank, N.A.+
Officer and Chief
Operating Officer

                       Standish Mellon Asset     Board Manager     7/03-Present
                       Management Company, LLC*

                       Mellon Growth Advisors,   Board Member      1/02-7/03
                       LLC*
                       Dreyfus Investment        Chairman of the   1/97 - 2/02
                       Advisors, Inc.++          Board             5/95 - 2/02
                                                 Director          5/95 - 2/02
                                                 President

                       Newton Management         Director          2/99-Present
                       Limited London, England

                       Mellon Bond Associates,   Executive         1/99 - 7/03
                       LLP+                      Committee
                                                 Member

                       Mellon Equity           Executive           1/99-Present
                       Associates, LLP+        Committee Member

                       Franklin Portfolio       Director           2/99-Present
                       Associates,
                       LLC*

                       Franklin Portfolio       Director           2/99-Present
                       Holdings, Inc.*

                       TBCAM Holdings, LLC*     Director           2/99-Present

                       Mellon Capital           Director           1/99-Present
                       Management Corporation***

                       Founders Asset           Member, Board of  12/97-Present
                       Management LLC****       Managers

                       The Dreyfus Trust        Director           6/95-Present
                       Company+++               Chairman           1/99-Present
                                                President          1/99-Present
                                                Chief Executive    1/99-Present
                                                Officer

J. CHARLES CARDONA     Dreyfus Investment       Chairman of the    2/02-Present
Director and Vice      Advisors,                Board
Chairman               Inc.++

                       Boston Safe Advisors,    Director          10/01-Present
                       Inc.++
                       Dreyfus Service          Executive Vice     2/97-Present
                       Corporation++            President          8/00-Present
                                                Director

STEVEN G. ELLIOTT      Mellon Financial         Director           1/01-Present
Director               Corporation+             Senior Vice        1/99-Present
                                                Chairman           1/90-12/01
                                                Chief Financial
                                                Officer

                       Mellon Bank, N.A.+       Director           1/01-Present
                                                Senior Vice        3/98-Present
                                                Chairman           1/90-12/01
                                                Chief Financial
                                                Officer

                       Mellon EFT Services      Director           10/98-6/02
                       Corporation
                       Mellon Bank Center, 8th
                       Floor
                       1735 Market Street
                       Philadelphia, PA 19103

                       Mellon Financial         Director           1/96-Present
                       Services Corporation #1  Vice President     1/96-Present
                       Mellon Bank Center, 8th
                       Floor
                       1735 Market Street
                       Philadelphia, PA 19103

                       Allomon Corporation         Director       12/87-Present
                       Two Mellon Bank Center
                       Pittsburgh, PA 15259

                       Mellon Funding Corporation+ Director        8/87-Present
                                                   Chief Executive    8/87-6/01
                                                   Officer            8/87-6/01
                                                   President

                       Mellon Overseas Investments Director           4/88-7/02
                       Corporation+

                       Mellon Financial Markets,   Member            12/99-3/02
                       LLC+


                       Mellon Ventures, Inc. +     Director        1/99-Present

DAVID F. LAMERE        Mellon Financial            Vice Chairman   9/01-Present
Director               Corporation +

                       Wellington-Medford II       President and   2/99-Present
                       Properties, Inc.            Director
                       Medford, MA

                       TBC Securities Co., Inc.    President and   2/99-Present
                       Medford, MA                 Director

                       The Boston Company, Inc. *  Chairman & CEO  1/99-Present

                       Boston Safe Deposit and     Chairman & CEO  1/99-Present
                       Trust Company*

                       Newton Management Limited   Director       10/98-Present
                       London, England

DAVID F. LAMERE        Laurel Capital Advisors,    Executive       8/98-Present
Director               LLP+                        Committee Member
(continued)
                       Mellon Bank, N.A. +         Vice Chairman   9/01-Present
                                                   Executive       8/01-Present
                                                   Management Group   4/98-9/01
                                                   Exec. Vice
                                                   President

                       Mellon United National Bank Director       11/98-Present
                       2875 Northeast 191st
                       Street,
                       North Miami, FL 33180

                       Mellon Asset Holdings,      President         3/99-12/02
                       Inc. +                      Director          6/99-12/02

                       Mellon Global Investing     President       1/00-Present
                       Corp.+
MARTIN G. MCGUINN      Mellon Financial            Chairman        1/99-Present
Director               Corporation+                Chief           1/99-Present
                                                   Executive       1/98-Present
                                                   Officer
                                                   Director

                       Mellon Bank, N. A. +        Chairman        3/98-Present
                                                   Chief Executive 3/98-Present
                                                   Officer         1/98-Present
                                                   Director

MICHAEL G. MILLARD     Lighthouse Growth Advisors  Member, Board   9/02-Present
Director and President LLC++                       of Managers
                                                   Vice President    9/02-11/02

                       Dreyfus Service             Chairman of the 4/02-Present
                       Corporation++               Board           4/02-Present
                                                   Chief Executive 8/00-Present
                                                   Officer            8/00-5/02
                                                   Director
                                                   Executive Vice
                                                   President

                       Dreyfus Service             Director        4/02-Present
                       Organization, Inc.

                       Dreyfus Insurance Agency    Director        4/02-Present
                       of Massachusetts Inc. ++

                       Founders Asset Management   Member, Board   5/01-Present
                       LLC****                     of Managers

                       Boston Safe Advisors, Inc.  Director       10/01-Present
                       ++

                       MBSC LLC++                  Manager, Board  3/03-Present
                                                   of Managers

RONALD P. O'HANLEY     Mellon Financial            Vice Chairman   6/01-Present
Vice Chairman          Corporation+
and Director
                       Mellon Bank, N.A. +         Vice Chairman   6/01-Present
                                                   Senior Vice        2/97-6/01
                                                   President

                       Mellon Growth Advisors,     Board Member       1/02-7/03
                       LLC*
                       TBC General Partner, LLC*   President       7/03-Present

RONALD P. O'HANLEY     Standish Mellon Asset       Board Member       7/01-7/03
Vice Chairman          Management Holdings, LLC
and Director           One Financial Center
(continued)            Boston, MA 02211

                       Standish Mellon Asset       Board Member    7/01-Present
                       Management Company, LLC
                       One Financial Center
                       Boston, MA 02211

                       Franklin Portfolio          Director       12/00-Present
                       Holdings, LLC*

                       Franklin Portfolio          Director        4/97-Present
                       Associates,
                       LLC*

                       Pareto Partners (NY)        Partner         2/00-Present
                       505 Park Avenue             Representative
                       NY, NY 10022

                       Buck Consultants, Inc.++    Director        7/97-Present

                       Newton Management Limited   Executive      10/98-Present
                       London, England             Committee
                                                   Member         10/98-Present
                                                   Director

                       Mellon Global Investments   Non-Resident   11/98-Present
                       Japan Ltd.                  Director
                       Tokyo, Japan

                       TBCAM Holdings, LLC*        Director        1/98-Present

                       Fixed Income (MA) Trust*    Trustee         6/03-Present

                       Fixed Income (DE) Trust*    Trustee         6/03-Present

                       Boston Safe Advisors, Inc.  Chairman          6/97-10/01
                       ++                          Director          2/97-10/01

                       Pareto Partners             Partner         5/97-Present
                       271 Regent Street           Representative
                       London, England W1R 8PP

                       Mellon Capital Management Director          2/97-Present
                       Corporation***

                       Certus Asset Advisors    Director             2/97-7/03
                       Corp.**

                       Mellon Bond Associates,  Executive            1/98-7/03
                       LLP+                     Committee Member
                                                Chairman             1/98-7/03

                       Mellon Equity            Executive          1/98-Present
                       Associates, LLP+         Committee Member
                                                Chairman           1/98-Present

                       Mellon Global            Director           5/97-Present
                       Investing Corp.*         Chairman           5/97-Present
                                                Chief Executive    5/97-Present
                                                Officer

                       Mellon-France               Director         3/97-8/01
                       Corporation*

J. DAVID OFFICER       Dreyfus Service          President          3/00-Present
Vice Chairman          Corporation++            Director           3/99-Present
and Director
                       MBSC, LLC++              Manager, Board of  4/02-Present
                                                Managers
                                                President          4/02-Present

                       Boston Safe Advisors,   Director           10/01-Present
                       Inc.++
                       Dreyfus Transfer,      Chairman and         2/02-Present
                       Inc.++                 Director

                       Dreyfus Service          Director           3/99-Present
                       Organization,
                       Inc.++

                       Dreyfus Insurance Agency of Director        5/98-Present
                       Massachusetts, Inc.++

                       Dreyfus Brokerage           Chairman           3/99-1/02
                       Services, Inc.
                       6500 Wilshire Boulevard,
                       8th Floor,
                       Los Angeles, CA 90048

                       Seven Six Seven Agency,     Director       10/98-Present
                       Inc.++

                       Mellon Residential Funding  Director        4/97-Present
                       Corp. +

                       Mellon Bank, N.A.+          Executive Vice  2/94-Present
                                                   President

                       Mellon United National Bank Director        3/98-Present
                       1399 SW 1st Ave., Suite 400
                       Miami, Florida

                       Dreyfus Financial Services  Director          9/96-4/02
                       Corp. +                     Chairman          6/99-4/02
                                                   Chief Executive   6/99-4/02
                                                   Officer

                       Dreyfus Investment          Manager          11/01-12/02
                       Services Company LLC+       Chairman         11/01-12/02
                                                   Chief Executive  11/01-12/02
                                                   Officer

                       Dreyfus Investment Services Director          4/96-11/01
                       Corporation+                Chairman          6/99-11/01
                                                   Chief Executive   6/99-11/01
                                                   Officer


RICHARD W. SABO        Founders Asset Management   President      12/98-Present
Director               LLC****                     Chief          12/98-Present
                                                   Executive Officer

DIANE P. DURNIN        Seven Six Seven Agency,     Director        4/02-Present
Executive Vice         Inc. ++
President

MARK N. JACOBS         Dreyfus Investment          Director        4/97-Present
General Counsel,       Advisors, Inc.++
Executive Vice
President, and
Secretary
                       The Dreyfus Trust           Director        3/96-Present
                       Company+++
                       The TruePenny Corporation++ President      10/98-Present
                                                   Director        3/96-Present

PATRICE M. KOZLOWSKI   None
Senior Vice President
- Corporate
Communications

WILLIAM H. MARESCA     Lighthouse Growth Advisors  Member, Board   9/02-Present
Controller             LLC++                       of Managers
                                                   Vice President  9/02-Present
                                                   and Treasurer

                       The Dreyfus Trust           Chief Financial 3/99-Present
                       Company+++                  Officer         9/98-Present
                                                   Treasurer       3/97-Present
                                                   Director
                       Dreyfus Financial Services  Director           3/02-4/02
                       Corporation

                       MBSC, LLC++                 Chief Financial 4/02-Present
                                                   Officer         4/02-Present
                                                   Manager, Board of Managers

                       Boston Safe Advisors, Inc.  Chief          10/01-Present
                       ++                          Financial Officer
                                                   and Director

                       Dreyfus Service             Chief          12/98-Present
                       Corporation++               Financial       8/00-Present
                                                   Officer
                                                   Director

                       Dreyfus Consumer Credit     Treasurer      10/98-Present
                       Corporation ++

                       Dreyfus Investment          Treasurer      10/98-Present
                       Advisors, Inc. ++

                       Dreyfus-Lincoln, Inc.       Vice President   10/98-2/03
                       c/o Mellon Corporation      Director          2/02-2/03
                       Two Greenville Center
                       4001 Kennett Pike
                       Suite 218
                       Greenville, DE 19807

                       The TruePenny              Vice President  10/98-Present
                       Corporation++              Director         2/02-Present
                                                  Treasurer        5/00-Present

                       Dreyfus Transfer, Inc. ++  Chief Financial  5/98-Present
                                                  Officer
                       Dreyfus Service            Treasurer        3/99-Present
                       Organization, Inc.++

                       Dreyfus Insurance Agency   Treasurer        3/99-Present
                       of Massachusetts, Inc. ++

MARY BETH LEIBIG       None
Vice President -
Human Resources

ANGELA E. PRICE        None
Vice President

THEODORE A. SCHACHAR  Lighthouse Growth       Assistant Treasurer  9/02-Present
Vice President-Tax    Advisors LLC++
                                              Vice President-     10/96-Present
                       Dreyfus Service        Tax
                       Corporation++                               4/02-Present
                                              Vice President -
                       MBSC, LLC++            Tax

                       The Dreyfus Consumer      Chairman          6/99-Present
                       Credit                    President         6/99-Present
                       Corporation ++

                       Dreyfus Investment          Vice President 10/96-Present
                       Advisors,                   Tax
                       Inc.++

                       Dreyfus Service             Vice President 10/96-Present
                       Organization,               Tax
                       Inc.++
WENDY STRUTT           Boston Safe Advisers, Inc.  Chief Operating 3/03-Present
Vice President                                     Officer

RAYMOND J. VAN COTT    Mellon Bank, N.A.+          Vice President  7/98-Present
Vice President -
Information Systems

JAMES BITETTO          The TruePenny Corporation++ Secretary       9/98-Present
Assistant Secretary
                       Dreyfus Service            Assistant        8/98-Present
                       Corporation++              Secretary

                       Dreyfus Investment         Assistant        7/98-Present
                       Advisors, Inc.++           Secretary

                       Dreyfus Service            Assistant        7/98-Present
                       Organization, Inc.++       Secretary

                       The Dreyfus Consumer       Vice President   2/02-Present
                       Credit Corporation++       and Director

STEVEN F. NEWMAN       Dreyfus Transfer, Inc.++ Vice President     2/97-Present
Assistant Secretary                             Director           2/97-Present
                                                Secretary          2/97-Present

                       Dreyfus Service          Secretary          7/98-Present
                       Organization, Inc.++

* The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
** The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
**** The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.






Item 27.    Principal Underwriters
________    ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)       CitizensSelect Funds
2)       Dreyfus A Bonds Plus, Inc.
3)       Dreyfus Appreciation Fund, Inc.
4)       Dreyfus Balanced Fund, Inc.
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC U.S. Mortgage Securities Fund
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus Bond Funds, Inc.
9)       Dreyfus California Intermediate Municipal Bond Fund
10)      Dreyfus California Tax Exempt Bond Fund, Inc.
11)      Dreyfus California Tax Exempt Money Market Fund
12)      Dreyfus Cash Management
13)      Dreyfus Cash Management Plus, Inc.
14)      Dreyfus Connecticut Intermediate Municipal Bond Fund
15)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)      Dreyfus Fixed Income Securities
17)      Dreyfus Florida Intermediate Municipal Bond Fund
18)      Dreyfus Florida Municipal Money Market Fund
19)      Dreyfus Founders Funds, Inc.
20)      The Dreyfus Fund Incorporated
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Index Funds, Inc.
27)      Dreyfus Institutional Cash Advantage Funds
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Funds
30)      Dreyfus Insured Municipal Bond Fund, Inc.
31)      Dreyfus Intermediate Municipal Bond Fund, Inc.
32)      Dreyfus International Funds, Inc.
33)      Dreyfus Investment Grade Funds, Inc.
34)      Dreyfus Investment Portfolios
35)      The Dreyfus/Laurel Funds, Inc.
36)      The Dreyfus/Laurel Funds Trust
37)      The Dreyfus/Laurel Tax-Free Municipal Funds
38)      Dreyfus LifeTime Portfolios, Inc.
39)      Dreyfus Liquid Assets, Inc.
40)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)      Dreyfus Massachusetts Municipal Money Market Fund
42)      Dreyfus Massachusetts Tax Exempt Bond Fund
43)      Dreyfus Midcap Index Fund, Inc.
44)      Dreyfus Money Market Instruments, Inc.
45)      Dreyfus Municipal Bond Fund, Inc.
46)      Dreyfus Municipal Cash Management Plus
47)      Dreyfus Municipal Funds, Inc.
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)      Dreyfus New York Municipal Cash Management
52)      Dreyfus New York Tax Exempt Bond Fund, Inc.
53)      Dreyfus New York Tax Exempt Intermediate Bond Fund
54)      Dreyfus New York Tax Exempt Money Market Fund
55)      Dreyfus U.S. Treasury Intermediate Term Fund
56)      Dreyfus U.S. Treasury Long Term Fund
57)      Dreyfus 100% U.S. Treasury Money Market Fund
58)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)      Dreyfus Pennsylvania Municipal Money Market Fund
60)      Dreyfus Premier California Municipal Bond Fund
61)      Dreyfus Premier Equity Funds, Inc.
62)      Dreyfus Premier Fixed Income Funds
63)      Dreyfus Premier International Funds, Inc.
64)      Dreyfus Premier GNMA Fund
65)      Dreyfus Premier Municipal Bond Fund
66)      Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67)      Dreyfus Premier New Leaders Fund, Inc.
68)      Dreyfus Premier New York Municipal Bond Fund
69)      Dreyfus Premier Opportunity Funds
70)      Dreyfus Premier State Municipal Bond Fund
71)      Dreyfus Premier Stock Funds
72)      The Dreyfus Premier Third Century Fund, Inc.
73)      Dreyfus Premier Value Equity Funds
74)      Dreyfus Premier Worldwide Growth Fund, Inc.
75)      Dreyfus Short-Intermediate Government Fund
76)      Dreyfus Short-Intermediate Municipal Bond Fund
77)      The Dreyfus Socially Responsible Growth Fund, Inc.
78)      Dreyfus Stock Index Fund, Inc.
79)      Dreyfus Tax Exempt Cash Management
80)      Dreyfus Treasury Cash Management
81)      Dreyfus Treasury Prime Cash Management
82)      Dreyfus Variable Investment Fund
83)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)      General California Municipal Bond Fund, Inc.
85)      General California Municipal Money Market Fund
86)      General Government Securities Money Market Funds, Inc.
87)      General Money Market Fund, Inc.
88)      General Municipal Bond Fund, Inc.
89)      General Municipal Money Market Funds, Inc.
90)      General New York Municipal Bond Fund, Inc.
91)      General New York Municipal Money Market Fund
92)      Mellon Funds Trust




 (b)


                                                                                 Positions
                                                                                 and Offices
Name and principal                                                               with
BUSINESS ADDRESS               POSITIONS AND OFFICES WITH THE DISTRIBUTOR        REGISTRANT



Michael G. Millard *           Chief Executive Officer and Chairman of the       None
                               Board
J. David Officer *             President and Director                            None
J. Charles Cardona *           Executive Vice President and Director             None
Anthony DeVivio **             Executive Vice President and Director             None
James Neiland*                 Executive Vice President and Director             None
Irene Papadoulis **            Executive Vice President and Director             None
Prasanna Dhore *               Executive Vice President                          None
Noreen Ross *                  Executive Vice President                          None
Matthew R. Schiffman *         Executive Vice President and Director             None
William H. Maresca *           Chief Financial Officer and Director              None
Ken Bradle **                  Senior Vice President                             None
Stephen R. Byers *             Senior Vice President                             Executive Vice
                                                                                 President
Lawrence S. Kash *             Senior Vice President                             None
Walter Kress *                 Senior Vice President                             None
Matthew Perrone **             Senior Vice President                             None
Bradley J. Skapyak *           Senior Vice President                             None
Bret Young *                   Senior Vice President                             None
Jane Knight *                  Chief Legal Officer and Secretary                 None
Stephen Storen *               Chief Compliance Officer                          None
Maria Georgopoulos *           Vice President - Facilities Management            None
William Germenis *             Vice President                                    Anti-Money
                                                                                 Laundering
                                                                                 Compliance
                                                                                 Officer
Tracy Hopkins *                Vice President                                    None
Donna Impagliazzo *            Vice President                                    None
Mary Merkle *                  Vice President                                    None
Paul Molloy *                  Vice President                                    None
James Muir *                   Vice President                                    None
Anthony Nunez *                Vice President - Finance                          None
Gary Pierce *                  Vice President - Finance                          None
Theodore A. Schachar *         Vice President - Tax                              None
William Schalda *              Vice President                                    None
John Shea *                    Vice President - Finance                          None
Susan Verbil *                 Vice President - Finance                          None
William Verity *               Vice President - Finance                          None
James Windels *                Vice President                                    Treasurer
James Bitetto *                Assistant Secretary                               None
Ronald Jamison *               Assistant Secretary                               None


*         Principal business address is 200 Park Avenue, New York, NY 10166.
**        Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY
          11556-0144.






Item 28.    Location of Accounts and Records
_______     ________________________________

            1.    The Bank of New York
                  100 Church Street
                  New York, NY 10286

            2.    Boston Financial Services, Inc.
                  One American Express Plaza
                  Providence, Rhode Island 02903

            3.    The Dreyfus Corporation
                  200 Park Avenue
                  New York, New York 10166

Item 29.    Management Services
_______     ___________________

            Not Applicable

Item 30.    Undertakings
_______     ____________

            None



                                   SIGNATURES
                                  ____________


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27 day of January, 2004.


               DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

               BY:     /s/Stephen E. Canter*
               --------------------------------
               STEPHEN E. CANTER, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933 this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signatures                            Title                                Date
__________________________             _______________________________          _________


/s/Stephen E. Canter*                  President                                01/27/04
_____________________________
Stephen E. Canter

/s/ James Windels*                     Treasurer                                01/27/04
______________________________         (Principal Financial and Accounting
James Windels                          Officer)

/s/ Joseph S. DiMartino*               Chairman of the Board                    01/27/04
______________________________
Joseph S. DiMartino

/s/David W. Burke*                     Board Member                             01/27/04
_____________________________
David W. Burke

/s/Samuel Chase*                       Board Member                             01/27/04
_____________________________
Samuel Chase

/s/Gordon J. Davis*                    Board Member                             01/27/04
_____________________________
Gordon J. Davis

/s/Joni Evans*                         Board Member                             01/27/04
_____________________________
Joni Evans

/s/Arnold S. Hiatt*                    Board Member                             01/27/04
____________________________
Arnold S. Hiatt

/s/Burton N. Wallack*                  Board Member                             01/27/04
_____________________________
Burton N. Wallack



*BY:       /s/ John B. Hammalian
              John B. Hammalian,
              Attorney-in-Fact






                                    INDEX OF EXHIBITS



EXHIBIT NO.

23(j)       Consent of Ernst & Young LLP

23(p)       Code of Ethics.